UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

	Investment Company Act File Number :	811-5498

Name of Registrant:	Putnam Master Intermediate Income Trust

Address of Principal Executive Offices:
One Post Office Square
Boston, Massachusetts 02109
Name and address of agent of service:
James P. Pappas, Vice President
Putnam Master Intermediate Income Trust
One Post Office Square
Boston, Massachusetts 02109
CC:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110
Registrant's telephone number including area code:
(617) 292-1000
Date of fiscal year end:
9/30/09
Date of reporting period:
07/01/2009 - 06/30/2010

Item 1: Proxy Voting Record

Registrant : Putnam Master Intermediate Income Trust
Fund Name : Putnam Master Intermediate Income Trust

Date of fiscal year end: 09/30/2009

Abovenet, Inc.
Ticker	Security ID:	Meeting Date		Meeting Status
ABVT	CUSIP 00374N107	06/24/2010		Voted
Meeting Type	Country of Trade
Annual	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1.1	Elect Jeffrey A. Brodsky	Mgmt	For	For	For
1.2	Elect Michael J. Embler	Mgmt	For	For	For
1.3	Elect William LaPerch	Mgmt	For	For	For
1.4	Elect Richard Postma	Mgmt	For	For	For
1.5	Elect Richard L. Shorten, Jr.	Mgmt	For	For	For
1.6	Elect Stuart Subotnick	Mgmt	For	For	For
2	Ratification of Auditor	Mgmt	For	For	For
3	Increase of Authorized Common	Mgmt	For	For	For
Stock
4	2010 Employee Stock Purchase	Mgmt	For	For	For
Plan
5	Amendment to Shareholder Rights	Mgmt	For	For	For
Plan

Putnam Money Market Liquidity
Fund
Ticker	Security ID:	Meeting Date		Meeting
Status
	CUSIP 746763168	11/19/2009		Voted
Meeting Type	Country of Trade
Special	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1.01	Elect Ravi Akhoury	Mgmt	For	For	For
1.02	Elect Jameson Baxter	Mgmt	For	For	For
1.03	Elect Charles Curtis	Mgmt	For	For	For
1.04	Elect Robert Darretta	Mgmt	For	For	For
1.05	Elect Myra Drucker	Mgmt	For	For	For
1.06	Elect John Hill	Mgmt	For	For	For
1.07	Elect Paul Joskow	Mgmt	For	For	For

1.08	Elect Elizabeth Kennan	Mgmt	For	For	For
1.09	Elect Kenneth Leibler	Mgmt	For	For	For
1.10	Elect Robert Patterson	Mgmt	For	For	For
1.11	Elect George Putnam, III	Mgmt	For	For	For
1.12	Elect Robert Reynolds	Mgmt	For	For	For
1.13	Elect W. Thomas Stephens	Mgmt	For	For	For
1.14	Elect Richard Worley	Mgmt	For	For	For
2	Approving A Proposed New	N/A	N/A	N/A	N/A
Management Contract For Your
Fund
2.01	Approving A Proposed New	N/A	N/A	N/A	N/A
Management Contract For Your
Fund: With Both Fund Family
Breakpoints And Performance Fees

2.02	Approving A Proposed New	N/A	N/A	N/A	N/A
Management Contract For Your
Fund: With Fund Family
Breakpoints Only
2.03	Approving A Proposed New	N/A	N/A	N/A	N/A
Management Contract For Your
Fund: With Performance Fees Only

3	Approving An Amendment To Your
Fund's Fundamental Investment
Restriction With Respect To:

3.01	Investments in Commodities	N/A	N/A	N/A	N/A
3.02	Diversification of Investments	N/A	N/A	N/A	N/A
3.03	The Acquisition of Voting Securities	N/A	N/A	N/A	N/A

3.04	Borrowing	N/A	N/A	N/A	N/A
3.05	Making Loans	N/A	N/A	N/A	N/A
4	Approving An Amendment To Your
Fund's Agreement And Declaration
of Trust With Respect To:

4.01	The Duration Of The Trust	N/A	N/A	N/A	N/A
4.02	Redemption At The Option Of The	N/A	N/A	N/A	N/A
Trust

5	Shareholders Request That The	N/A	N/A	N/A	N/A
Board Institute Procedues To
Prevent Holding Investments In
Companies That, In The Judgment
Of The Board, Substantially
Contribute To Genocide Or Crimes
Against Humanity, The Most
Egregious Violations Of Human
Rights.

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Master Intermediate Income Trust

By:	/s/ Jonathan S. Horwitz

Name:	Jonathan S. Horwitz

Title:	Executive Vice President, Treasurer, Principal Executive Officer and
Compliance Liaison

Date:	August 9, 2010